Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related Party Transactions
Disclosure of detailed information about remuneration of key management

	For the period ended
	December 31
(in EUR 000)	2023	2022
Short-term remuneration & compensation	732	777
Post-employment benefits	33	29
Share based payment	143	118
Total	908	924

Disclosure of detailed information about transactions with related parties

	For the period ended December 31, 2023			For the period ended December 31, 2022
	R&D	Consulting	Board	R&D	Consulting	Board
(in EUR 000)	Collaboration	services	Remuneration	Collaboration	services	Remuneration
Cochlear	766	—	—	2,021	—	—
Robelga SRL (formerly MINV SA)	—	—	—	—	60	—
Donald Deyo	—	—	—	—	—	21
Robert Taub	—	—	129	—	—	76
Kevin Rakin	—	—	68	—	—	48
Pierre Gianello	—	—	65	—	—	42
Jan Janssen	—	—	—	—	—	12
Jurgen Hambrecht	—	—	58	—	—	46
Rita Mills	—	—	64	—	—	47
Giny Kirby	—	—	59	—	—	28
Raymond Cohen	—	—	—	—	—	23
Wildman Venturees LLC	—	—	86	—	—	—
Total	766	—	529	2,021	60	343
Amounts outstanding at year-end	—	—	110	1,243	60	95